Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2019	December 31, 2018
Companies controlled by directors of the Company	$48,375	$214,361
Directors or officers of the Company	58,927	512,140
	$107,302	$726,501

Disclosure of transactions between related parties [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017
Research and development	$166,023	$125,000	$180,000
General and administration	—	247,000	33,000
	$166,023	$372,000	$213,000

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017
General and administrative - salaries and contracts	$336,000	$380,435	$240,000
Directors' fees	70,500	54,750	55,000
Stock-based compensation	26,275	293,367	115,800
	$432,775	$728,552	$410,800